Revenue - Schedule of Disaggregated Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 30,778	$ 22,370	$ 102,182	$ 51,758	$ 60,792	$ 55,235
Launch Revenue
Disaggregation of Revenue [Line Items]
Total revenue	9,424	13,242	20,943	17,523	22,631	33,017
Spacecraft Solutions Revenue
Disaggregation of Revenue [Line Items]
Total revenue	$ 21,354	$ 9,128	$ 81,239	$ 34,235	38,161	20,912
Other revenue
Disaggregation of Revenue [Line Items]
Total revenue					$ 0	$ 1,306